Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Cash out flow for leases	$ 7,888	$ 5,171	$ 1,423
Undiscounted finance lease payments to be received	337
Additions	$ 0	225	471
Formosa and San Lorenzo
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted finance lease payments to be received				$ 1,109
Land
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	45 years
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 0	$ 225	$ 471
Buildings | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	6 months
Buildings | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	2 years 9 months 10 days